Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net income	$ 83,559	$ 76,041	$ 161,233	$ 138,091
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	29,720	(4,646)	89,100	(204)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	1,004	1,297	4,295	2,491
Foreign currency translation adjustments	(180)	5	(236)	(41)
Comprehensive income, before tax	114,103	72,697	254,392	140,337
Income tax (expense) benefit related to items of other comprehensive income (loss)	(355)	31	(922)	67
Comprehensive income, after tax	113,748	72,728	253,470	140,404
Less: Dividends on preferred shares	4,969	2,246	9,938	2,246
Comprehensive income attributable to common shareholders	$ 108,779	$ 70,482	$ 243,532	$ 138,158